Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 32,696	$ 58,585	$ 69,329
Accounts receivable, less allowance	989,873	916,661	696,055
Inventories:
Finished goods	730,727	743,953	630,683
Work in process and raw materials	196,082	173,748	107,805
Total Inventory	926,809	917,701	738,488
Deferred income taxes	149,207	127,348	121,276
Other current assets	163,008	193,427	144,871
Total current assets	2,261,593	2,213,722	1,770,019
Goodwill	1,108,008	1,102,458	1,014,825
Intangible assets	305,873	320,504	279,413
Deferred pension assets	228,350	248,333	245,301
Other assets	368,898	332,100	195,612
Property, plant and equipment:
Land	105,010	106,101	85,166
Buildings	668,802	668,506	600,687
Machinery and equipment	1,657,874	1,617,530	1,512,218
Construction in progress	41,264	34,038	23,086
Total gross property, plant and equipment	2,472,950	2,426,175	2,221,157
Less allowances for depreciation	1,516,420	1,474,057	1,402,472
Total net property, plant and equipment	956,530	952,118	818,685
Total Assets	5,229,252	5,169,235	4,323,855
Current liabilities:
Short-term borrowings	346,313	388,592	22,674
Accounts payable	965,149	909,649	674,766
Compensation and taxes withheld	251,060	253,247	176,538
Accrued taxes	120,555	62,547	76,499
Current portion of long-term debt	7,823	7,875	12,267
Other accruals	471,761	442,030	430,924
Total current liabilities	2,162,661	2,063,940	1,393,668
Long-term debt	639,231	648,326	782,670
Postretirement benefits other than pensions	297,528	295,896	283,784
Other long-term liabilities	612,913	551,633	372,783
Shareholders' equity:
Common stock - $1.00 par value: 103,854,234 , 107,020,728 and 109,436,869 shares outstanding at December 31, 2011, 2010 and 2009, respectively	107,454	231,346	228,647
Preferred stock - convertible, no par value: 160,273, 216,753 and 216,753 shares outstanding at December 31, 2011, 2010 and 2009, respectively	160,273	216,753	216,753
Unearned ESOP compensation	(160,273)	(216,753)	(216,753)
Other capital	1,297,625	1,222,909	1,068,963
Retained earnings	756,372	4,824,489	4,518,428
Treasury stock, at cost	(276,654)	(4,390,983)	(4,007,633)
Cumulative other comprehensive loss	(367,878)	(278,321)	(317,455)
Total shareholders' equity	1,516,919	1,609,440	1,490,950
Total Liabilities and Shareholders' Equity	$ 5,229,252	$ 5,169,235	$ 4,323,855